UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: April 30, 2024

*This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Local Currency Fund. Each remaining series of the Registrant has a fiscal year end other than October 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2024
MFS®  Emerging Markets Debt Local Currency Fund
EML-SEM

MFS® Emerging Markets Debt Local Currency Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Currency exposure (i)(y)
Fixed income sectors (i)
Sovereign Emerging Markets	122.2%
Government Securities Hedge (t)	9.1%
Other Government Entity-Emerging Markets Quasi Government	2.9%
Emerging Markets Corporate Bonds	2.6%

Portfolio Composition - continued
Issuer country weightings (i)(x)
Czech Republic	20.6%
Brazil	20.0%
Mexico	14.6%
Colombia	8.7%
Indonesia	8.1%
Thailand	8.0%
South Africa	6.8%
Hungary	6.7%
United States	(31.4)%
Other Countries	37.9%
Composition including fixed income credit quality (a)(i)
AA	4.7%
A	12.8%
BBB	42.0%
BB	22.3%
B	1.6%
D	0.4%
Not Rated	53.0%
Non-Fixed Income	(0.4)%
Cash & Cash Equivalents	5.4%
Other (q)	(41.8)%
Currency exposure weightings (i)(y)
Indonesian Rupiah	12.0%
Mexican Peso	10.0%
Brazilian Real	9.8%
Malaysian Ringgit	9.5%
Thailand Baht	8.1%
Polish Zloty	7.8%
South African Rand	7.8%
Czech Koruna	6.3%
Colombian Peso	5.3%
Other Currencies	23.4%
Portfolio facts
Average Duration (d)	6.0
Average Effective Maturity (m)	6.7 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.

Portfolio Composition - continued
(f)	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain emerging markets equity exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(p)	For purposes of the presentation of Portfolio structure at value, Other includes market value from currency derivatives and may be negative.
(q)	For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(t)	For the purpose of managing the fund’s duration (but not its credit exposure), the fund holds futures contracts and USD swap agreements with a bond equivalent exposure of 7.6%.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States (included in Other Currencies) includes Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2024.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2023 through April 30, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/23	Ending Account Value 4/30/24	Expenses Paid During Period (p) 11/01/23-4/30/24
A	Actual	1.10%	$1,000.00	$1,038.52	$5.58
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52
B	Actual	1.85%	$1,000.00	$1,034.64	$9.36
	Hypothetical (h)	1.85%	$1,000.00	$1,015.66	$9.27
C	Actual	1.85%	$1,000.00	$1,034.66	$9.36
	Hypothetical (h)	1.85%	$1,000.00	$1,015.66	$9.27
I	Actual	0.85%	$1,000.00	$1,039.85	$4.31
	Hypothetical (h)	0.85%	$1,000.00	$1,020.64	$4.27
R1	Actual	1.85%	$1,000.00	$1,034.56	$9.36
	Hypothetical (h)	1.85%	$1,000.00	$1,015.66	$9.27
R2	Actual	1.35%	$1,000.00	$1,037.20	$6.84
	Hypothetical (h)	1.35%	$1,000.00	$1,018.15	$6.77
R3	Actual	1.10%	$1,000.00	$1,038.46	$5.58
	Hypothetical (h)	1.10%	$1,000.00	$1,019.39	$5.52
R4	Actual	0.85%	$1,000.00	$1,039.73	$4.31
	Hypothetical (h)	0.85%	$1,000.00	$1,020.64	$4.27
R6	Actual	0.75%	$1,000.00	$1,042.25	$3.81
	Hypothetical (h)	0.75%	$1,000.00	$1,021.13	$3.77
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
4/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 93.0%
Albania – 0.2%
Republic of Albania, 5.9%, 6/09/2028	EUR	1,133,000	$1,241,664
Brazil – 12.7%
Federative Republic of Brazil, 0%, 1/01/2026	BRL	61,143,000	$9,933,895
Federative Republic of Brazil, 10%, 1/01/2027		290,143,000	54,685,524
			$64,619,419
Chile – 3.5%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		$541,000	$526,864
Antofagasta PLC, 6.25%, 5/02/2034 (n)(w)		1,154,000	1,149,384
Inversiones CMPC S.A., 6.125%, 2/26/2034 (n)		347,000	341,462
Mercury Chile Holdco LLC, 6.5%, 1/24/2027		1,099,000	1,055,858
Republic of Chile, 5%, 10/01/2028 (n)	CLP	8,795,000,000	8,845,753
Republic of Chile, 4.7%, 9/01/2030		3,670,000,000	3,551,500
Republic of Chile, Inflation Linked Bond, 3.4%, 10/01/2039		2,105,582,110	2,367,121
			$17,837,942
China – 5.4%
China Development Bank, 3.45%, 9/20/2029	CNY	39,970,000	$5,847,823
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)		$1,312,000	1,283,398
People's Republic of China, 2.75%, 2/17/2032	CNY	15,710,000	2,229,671
People's Republic of China, 2.88%, 2/25/2033		113,430,000	16,275,287
People's Republic of China, 3.19%, 4/15/2053		11,590,000	1,797,867
			$27,434,046
Colombia – 8.4%
Empresas Publicas de Medellin E.S.P., 8.375%, 11/08/2027 (n)	COP	4,009,000,000	$897,221
Republic of Colombia, 7.5%, 8/26/2026		21,450,800,000	5,203,703
Republic of Colombia, 5.75%, 11/03/2027		91,004,300,000	20,334,589
Republic of Colombia, 7.25%, 10/18/2034		33,511,800,000	6,757,278
Republic of Colombia, “B”, 7.75%, 9/18/2030		41,782,000,000	9,449,623
			$42,642,414
Czech Republic – 4.9%
Czech Republic, 2.5%, 8/25/2028	CZK	311,370,000	$12,308,582
Czech Republic, 2.75%, 7/23/2029		48,800,000	1,925,241
Czech Republic, 2%, 10/13/2033		265,630,000	9,270,880
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	1,161,000	1,273,202
			$24,777,905

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Dominican Republic – 0.2%
Dominican Republic, 13.625%, 2/03/2033 (n)	DOP	43,050,000	$865,577
Egypt – 1.0%
Arab Republic of Egypt, 0%, 6/04/2024	EGP	52,650,000	$1,075,100
Arab Republic of Egypt, 0%, 6/11/2024		141,500,000	2,875,289
Arab Republic of Egypt, 0%, 7/16/2024		67,325,000	1,336,199
			$5,286,588
Guatemala – 0.2%
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$546,000	$509,740
Central American Bottling Corp., 5.25%, 4/27/2029		550,000	513,474
			$1,023,214
Hungary – 5.0%
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 6.5%, 3/13/2031		$1,300,000	$1,265,810
Republic of Hungary, 4.5%, 3/23/2028	HUF	4,676,440,000	11,621,690
Republic of Hungary, 2.25%, 4/20/2033		3,199,470,000	5,957,554
Republic of Hungary, 2.25%, 6/22/2034		3,727,120,000	6,667,157
			$25,512,211
India – 1.0%
Republic of India, 7.18%, 8/14/2033	INR	416,940,000	$4,969,489
Indonesia – 8.0%
Republic of Indonesia, 6.375%, 8/15/2028	IDR	236,665,000,000	$14,135,902
Republic of Indonesia, 9%, 3/15/2029		36,969,000,000	2,439,839
Republic of Indonesia, 7%, 9/15/2030		135,102,000,000	8,214,474
Republic of Indonesia, 6.375%, 4/15/2032		58,369,000,000	3,412,292
Republic of Indonesia, 7.5%, 8/15/2032		95,641,000,000	5,980,209
Republic of Indonesia, 8.375%, 4/15/2039		87,760,000,000	5,966,255
Republic of Indonesia, 7.125%, 6/15/2043		6,000,000,000	366,756
			$40,515,727
Jamaica – 0.2%
Government of Jamaica, 9.625%, 11/03/2030	JMD	190,000,000	$1,279,448
Malaysia – 4.0%
Government of Malaysia, 3.733%, 6/15/2028	MYR	9,985,000	$2,086,215
Government of Malaysia, 4.232%, 6/30/2031		26,321,000	5,630,813
Government of Malaysia, 3.582%, 7/15/2032		25,387,000	5,165,239
Government of Malaysia, 3.757%, 5/22/2040		16,760,000	3,345,181
Government of Malaysia, 4.065%, 6/15/2050		20,945,000	4,238,421
			$20,465,869

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mexico – 10.5%
Buffalo Energy Mexico Holdings S.A. de C.V., 7.875%, 2/15/2039 (n)		$1,031,000	$1,079,716
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	10,559,900	537,708
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (z)		9,279,900	517,080
United Mexican States, 5.75%, 3/05/2026		79,400,000	4,252,094
United Mexican States, 8.5%, 5/31/2029		279,900,000	15,322,424
United Mexican States, 7.75%, 5/29/2031		246,200,000	12,729,981
United Mexican States, 7.5%, 5/26/2033		86,400,000	4,299,183
United Mexican States, 7.75%, 11/23/2034		291,200,000	14,549,503
			$53,287,689
Morocco – 0.3%
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		$1,564,000	$1,536,630
Peru – 3.7%
Banco de Credito del Peru, 4.65%, 9/17/2024 (n)	PEN	10,403,000	$2,721,960
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029 (n)		$1,676,000	1,662,592
Peru LNG, 5.375%, 3/22/2030		1,360,000	1,160,767
Republic of Peru, 6.95%, 8/12/2031	PEN	46,720,000	12,507,119
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		$945,000	804,195
			$18,856,633
Philippines – 0.9%
Republic of Philippines, 6.875%, 1/10/2029	PHP	140,000,000	$2,433,988
Republic of Philippines, 6.125%, 1/18/2031		147,000,000	2,413,613
			$4,847,601
Poland – 4.6%
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		$1,113,000	$975,317
Republic of Poland, 2.75%, 4/25/2028	PLN	13,830,000	3,084,809
Republic of Poland, 2.75%, 10/25/2029		34,288,000	7,353,189
Republic of Poland, 1.25%, 10/25/2030		21,957,000	4,158,806
Republic of Poland, 1.75%, 4/25/2032		42,477,000	7,874,644
			$23,446,765
Romania – 4.6%
Republic of Romania, 4.75%, 2/24/2025	RON	50,935,000	$10,809,597
Republic of Romania, 8.75%, 10/30/2028		23,210,000	5,396,559
Republic of Romania, 5.625%, 2/22/2036 (n)	EUR	1,207,000	1,268,632

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Romania – continued
Republic of Romania, 4.25%, 4/28/2036	RON	34,325,000	$5,739,972
			$23,214,760
Serbia – 0.4%
Republic of Serbia, 1.65%, 3/03/2033	EUR	973,000	$765,332
Republic of Serbia, 6.5%, 9/26/2033		$1,242,000	1,238,895
			$2,004,227
South Africa – 6.7%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.85%, 4/02/2026	ZAR	36,000,000	$1,832,114
Republic of South Africa, 8%, 1/31/2030		65,563,000	3,088,258
Republic of South Africa, 7%, 2/28/2031		69,484,000	2,961,181
Republic of South Africa, 8.25%, 3/31/2032		29,778,000	1,315,398
Republic of South Africa, 8.875%, 2/28/2035		286,876,000	12,240,957
Republic of South Africa, 9%, 1/31/2040		294,871,000	11,685,955
Transnet SOC Ltd. (Republic of South Africa), 13.5%, 4/18/2028		14,800,000	805,208
			$33,929,071
Sri Lanka – 0.4%
Republic of Sri Lanka, 6.75%, 4/18/2028 (a)(d)		$2,408,000	$1,361,372
Republic of Sri Lanka, 7.85%, 3/14/2029 (a)(d)(n)		972,000	545,888
			$1,907,260
Thailand – 4.7%
Kingdom of Thailand, 3.775%, 6/25/2032	THB	416,604,000	$12,072,604
Kingdom of Thailand, 1.6%, 6/17/2035		168,432,000	4,008,292
Kingdom of Thailand, 3.3%, 6/17/2038		230,894,000	6,403,278
Kingdom of Thailand, 2%, 6/17/2042		63,517,000	1,434,193
			$23,918,367
Uruguay – 1.5%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	239,819,000	$6,117,512
Oriental Republic of Uruguay, 8.25%, 5/21/2031		51,688,000	1,279,219
			$7,396,731
Total Bonds (Identified Cost, $492,644,501)			$472,817,247

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Equity ETFs – 0.0%
iShares MSCI Emerging Markets ETF – June 2024 @ $37	Put	Goldman Sachs International	$6,148,500	1,500	$13,500
iShares MSCI Emerging Markets ETF – September 2024 @ $34	Put	Goldman Sachs International	3,812,070	930	32,550
iShares MSCI Emerging Markets ETF – January 2025 @ $37	Put	Goldman Sachs International	5,275,413	1,287	102,960
(Premiums Paid, $475,602)					$149,010

Issuer	Shares/Par
Investment Companies (h) – 4.1%
Money Market Funds – 4.1%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $20,998,533)	20,999,808	$20,999,808

Other Assets, Less Liabilities – 2.9%		14,591,831
Net Assets – 100.0%		$508,557,896

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $20,999,808 and $472,966,257, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $25,014,329, representing 4.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028	12/10/2014	$628,828	$517,080
% of Net assets			0.1%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Interbank Deposit Rate
CLOIS	Sinacofi Chile Interbank Rate Average
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
KLIBOR	Kuala Lumpur Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
THOR	Thai Overnight Repurchase Rate
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 4/30/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CZK	21,978,033	USD	925,859	Citibank N.A.	7/19/2024	$7,120

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
CZK	158,154,617	USD	6,688,289	UBS AG	7/19/2024	$25,457
IDR	303,587,628,551	USD	18,629,008	Citibank N.A.	8/05/2024	0
IDR	23,802,503,287	USD	1,460,330	Morgan Stanley Capital Services, Inc.	8/06/2024	218
KRW	1,787,735,902	USD	1,297,230	Goldman Sachs International	6/28/2024	48
TRY	24,338,910	USD	692,986	Brown Brothers Harriman	7/19/2024	555
TRY	309,750,411	USD	8,664,347	Citibank N.A.	7/19/2024	162,034
ZAR	46,189,777	USD	2,427,979	Deutsche Bank AG	7/19/2024	10,994
USD	13,089,149	AUD	20,036,974	State Street Bank Corp.	7/19/2024	79,756
USD	4,864,400	BRL	24,169,357	Barclays Bank PLC	5/03/2024	209,823
USD	5,402,060	BRL	27,537,000	Barclays Bank PLC	6/28/2024	127,951
USD	9,111,038	BRL	47,120,465	Citibank N.A.	5/03/2024	36,496
USD	8,541,541	BRL	44,479,222	Citibank N.A.	7/02/2024	26,414
USD	232,311	BRL	1,162,666	Deutsche Bank AG	5/03/2024	8,402
USD	594,852	BRL	3,058,493	Deutsche Bank AG	6/28/2024	9,065
USD	2,425,380	BRL	12,215,012	Goldman Sachs International	5/03/2024	72,991
USD	1,854,903	BRL	9,278,969	Goldman Sachs International	5/21/2024	70,921
USD	299,897	BRL	1,499,902	JPMorgan Chase Bank N.A.	5/03/2024	11,043
USD	1,222,031	CAD	1,667,352	HSBC Bank	7/19/2024	9,264
USD	2,983,483	CLP	2,839,112,226	Citibank N.A.	7/19/2024	28,081
USD	811,689	CNH	5,865,109	State Street Bank Corp.	7/19/2024	109
USD	15,689,827	COP	60,804,356,503	Goldman Sachs International	7/15/2024	363,742
USD	772,673	CZK	18,171,419	BNP Paribas S.A.	7/19/2024	1,287
USD	2,635,402	EUR	2,417,610	JPMorgan Chase Bank N.A.	7/19/2024	46,783
USD	1,211,820	HUF	442,251,405	Goldman Sachs International	7/19/2024	10,408
USD	7,180,182	HUF	2,621,628,208	Morgan Stanley Capital Services, Inc.	7/19/2024	58,318
USD	19,439,842	IDR	315,867,410,042	Citibank N.A.	5/06/2024	14,878
USD	1,141,595	IDR	17,957,851,695	Morgan Stanley Capital Services, Inc.	5/06/2024	37,237
USD	2,582,516	INR	215,715,004	Morgan Stanley Capital Services, Inc.	6/14/2024	829
USD	7,720,767	KRW	10,381,189,431	Barclays Bank PLC	6/28/2024	187,613
USD	1,955,681	MXN	33,185,122	Deutsche Bank AG	7/19/2024	42,064
USD	1,004,245	MXN	17,262,101	State Street Bank Corp.	7/19/2024	8,826
USD	1,651,049	MYR	7,836,123	Barclays Bank PLC	6/14/2024	4,734
USD	3,853,693	PEN	14,245,946	Goldman Sachs International	7/26/2024	72,969
USD	2,351,253	PHP	131,900,608	Barclays Bank PLC	5/06/2024	68,161
USD	4,979,671	PHP	288,034,152	Citibank N.A.	8/02/2024	3,109

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	2,796,008	PHP	156,133,544	JPMorgan Chase Bank N.A.	5/06/2024	$93,463
USD	852,934	RON	3,964,759	Deutsche Bank AG	7/19/2024	3,620
USD	975,156	RON	4,540,735	UBS AG	7/19/2024	2,460
USD	1,467,412	THB	53,162,852	Barclays Bank PLC	6/28/2024	34,031
USD	3,230,562	THB	118,183,643	JPMorgan Chase Bank N.A.	6/28/2024	44,086
USD	4,292,592	THB	155,530,000	State Street Bank Corp.	6/28/2024	99,181
						$2,094,541
Liability Derivatives
AUD	4,084,571	USD	2,677,204	HSBC Bank	7/19/2024	$(25,217)
AUD	4,177,427	USD	2,714,824	JPMorgan Chase Bank N.A.	7/19/2024	(2,549)
BRL	24,169,357	USD	4,673,297	Barclays Bank PLC	5/03/2024	(18,719)
BRL	47,120,465	USD	9,104,230	Citibank N.A.	5/03/2024	(29,688)
BRL	9,236,194	USD	1,785,876	Deutsche Bank AG	5/03/2024	(7,154)
BRL	12,215,012	USD	2,361,850	Goldman Sachs International	5/03/2024	(9,461)
BRL	1,499,902	USD	290,016	JPMorgan Chase Bank N.A.	5/03/2024	(1,162)
BRL	2,338,014	USD	448,988	Morgan Stanley Capital Services, Inc.	7/02/2024	(1,397)
CAD	343,311	USD	250,922	HSBC Bank	7/19/2024	(1,211)
CLP	986,305,715	USD	1,043,699	Goldman Sachs International	7/19/2024	(16,995)
CLP	1,302,288,750	USD	1,368,871	Morgan Stanley Capital Services, Inc.	7/19/2024	(13,240)
COP	2,149,288,816	USD	549,015	Citibank N.A.	7/15/2024	(7,274)
CZK	60,242,464	USD	2,571,642	UBS AG	7/19/2024	(14,318)
IDR	307,263,334,762	USD	19,535,317	Barclays Bank PLC	5/06/2024	(639,477)
IDR	9,132,929,745	USD	588,310	Goldman Sachs International	5/06/2024	(26,661)
IDR	11,624,309,532	USD	719,985	JPMorgan Chase Bank N.A.	5/06/2024	(5,123)
IDR	5,804,687,698	USD	365,258	Morgan Stanley Capital Services, Inc.	5/06/2024	(8,286)
INR	888,546,911	USD	10,671,599	Citibank N.A.	6/14/2024	(37,430)
KRW	1,533,502,918	USD	1,117,542	Barclays Bank PLC	6/28/2024	(4,750)
MXN	29,481,512	USD	1,706,850	Deutsche Bank AG	7/19/2024	(6,800)
MYR	146,669,725	USD	31,503,936	Barclays Bank PLC	6/14/2024	(689,663)
PHP	288,034,152	USD	4,989,247	Citibank N.A.	5/06/2024	(3,610)
PLN	68,891,081	USD	17,520,389	Barclays Bank PLC	7/19/2024	(551,775)
PLN	2,058,889	USD	510,032	HSBC Bank	7/19/2024	(2,906)
RSD	785,442,900	USD	7,220,254	Citibank N.A.	7/05/2024	(58,120)
THB	907,282,544	USD	25,060,409	JPMorgan Chase Bank N.A.	6/28/2024	(598,192)
THB	57,021,226	USD	1,571,061	State Street Bank Corp.	6/28/2024	(33,650)
ZAR	51,563,338	USD	2,731,008	Merrill Lynch International	7/19/2024	(8,294)
USD	1,532,339	BRL	8,073,528	Deutsche Bank AG	5/03/2024	(22,475)
USD	14,275,944	CAD	19,644,412	State Street Bank Corp.	7/19/2024	(12,639)
USD	2,504,185	COP	9,960,919,643	Citibank N.A.	7/15/2024	(6,522)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	5,921,358	EUR	5,543,720	Citibank N.A.	7/19/2024	$(14,492)
USD	915,063	HUF	339,255,941	Goldman Sachs International	7/19/2024	(6,553)
USD	509,988	INR	42,754,360	Deutsche Bank AG	6/14/2024	(1,698)
USD	2,375,153	INR	199,139,925	Goldman Sachs International	6/14/2024	(8,163)
USD	1,299,736	MXN	22,662,616	Goldman Sachs International	7/19/2024	(7,102)
USD	1,333,067	MYR	6,357,399	Barclays Bank PLC	6/14/2024	(2,577)
USD	5,099,459	TWD	164,503,431	Citibank N.A.	7/26/2024	(1,428)
						$(2,906,771)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	156	$19,383,639	June – 2024	$(226,759)
U.S. Treasury Note 2 yr	Long	USD	100	20,265,625	June – 2024	(192,910)
U.S. Treasury Note 5 yr	Long	USD	31	3,247,008	June – 2024	(62,086)
						$(481,755)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
4/28/33	CLP	3,953,502,000	centrally cleared	Daily CLOIS / Semi-annually	5.17% / Semi-annually	$43,247	$—	$43,247
Liability Derivatives
Interest Rate Swaps
1/02/26	BRL	48,270,000	centrally cleared	9.9975% / At Maturity	Daily BZDIOVRA / At Maturity	$(149,097)	$—	$(149,097)
1/02/26	BRL	39,635,000	centrally cleared	10.08% / At Maturity	Daily BZDIOVRA / At Maturity	(140,890)	—	(140,890)
1/02/26	BRL	15,000,000	centrally cleared	9.9325% / At Maturity	Daily BZDIOVRA / At Maturity	(57,110)	—	(57,110)
1/04/27	BRL	34,222,000	centrally cleared	9.68% / At Maturity	Daily BZDIOVRA / At Maturity	(173,502)	—	(173,502)
1/02/29	BRL	22,600,000	centrally cleared	11.18% / At Maturity	Daily BZDIOVRA / At Maturity	(22,367)	—	(22,367)
1/02/29	BRL	10,545,000	centrally cleared	11.12% / At Maturity	Daily BZDIOVRA / At Maturity	(13,740)	—	(13,740)
1/02/29	BRL	79,677,000	centrally cleared	10.255% / At Maturity	Daily BZDIOVRA / At Maturity	(406,717)	—	(406,717)
10/23/33	CLP	2,251,371,000	centrally cleared	Daily CLOIS / Semi-annually	6.1% / Semi-annually	(133,365)	—	(133,365)
6/20/27	CZK	228,000,000	centrally cleared	3.94% / Annually	PRIBOR / Semi-annually	(66,848)	55,212	(11,636)
12/22/27	CZK	949,069,000	centrally cleared	3.05% / Annually	PRIBOR / Semi-annually	(731,926)	38,069	(693,857)
12/22/27	CZK	727,831,000	centrally cleared	3.17% / Annually	PRIBOR / Semi-annually	(484,163)	19,697	(464,466)
12/20/33	HUF	2,205,927,000	centrally cleared	6.05% / Annually	BUBOR / Semi-annually	(200,292)	—	(200,292)
12/20/33	HUF	1,000,000,000	centrally cleared	6.1747% / Annually	BUBOR / Semi-annually	(80,242)	—	(80,242)
12/18/30	MXN	270,727,000	centrally cleared	7.905% / 28 Days	28 day TIIE / 28 days	(680,907)	(23)	(680,930)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements - continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives - continued
Interest Rate Swaps - continued
12/18/30	MXN	75,855,000	centrally cleared	7.85% / 28 Days	28 day TIIE / 28 days	$(199,423)	$482	$(198,941)
12/17/31	PLN	21,083,000	centrally cleared	3.86% / Annually	WIBOR / Semi-annually	(251,446)	(8,950)	(260,396)
12/17/31	PLN	7,250,000	centrally cleared	5.1952% / Annually	WIBOR / Semi-annually	(763)	—	(763)
9/18/29	THB	190,000,000	centrally cleared	2.2007% / Quarterly	THOR / Quarterly	(111,368)	—	(111,368)
9/18/29	THB	240,000,000	centrally cleared	2.2497% / Quarterly	THOR / Quarterly	(125,855)	—	(125,855)
7/27/32	THB	200,000,000	centrally cleared	2.47% / Quarterly	THOR / Quarterly	(147,584)	—	(147,584)
4/28/33	USD	3,894,000	centrally cleared	3.149% / Annually	Daily SOFR / Annually	(420,152)	—	(420,152)
						$(4,597,757)	$104,487	$(4,493,270)

Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
7/07/27	MYR	36,564,000	JPMorgan Chase Bank N.A.	3.65% / Quarterly	3-Month KLIBOR / Quarterly	$(13,576)	$—	$(13,576)
At April 30, 2024, the fund had cash collateral of $5,966,514 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $493,120,103)	$472,966,257
Investments in affiliated issuers, at value (identified cost, $20,998,533)	20,999,808
Cash	1,721,430
Foreign currency, at value (identified cost, $339,227)	338,720
Restricted cash for
Uncleared derivatives	1,550,000
Deposits with brokers for
Cleared swaps	3,988,117
Futures contracts	428,397
Receivables for
Forward foreign currency exchange contracts	2,094,541
Investments sold	6,781,230
Fund shares sold	1,152,431
Interest	9,271,594
Receivable from investment adviser	49,472
Other assets	1,359
Total assets	$521,343,356
Liabilities
Payables for
Distributions	$21,444
Net daily variation margin on open cleared swap agreements	399,749
Forward foreign currency exchange contracts	2,906,771
Net daily variation margin on open futures contracts	113,081
Investments purchased	7,446,827
When-issued investments purchased	1,147,238
Fund shares reacquired	294,850
Uncleared swaps, at value	13,576
Payable to affiliates
Administrative services fee	453
Shareholder servicing costs	34,285
Distribution and service fees	125
Payable for independent Trustees' compensation	1,577
Deferred foreign capital gains tax expense payable	140,319
Accrued expenses and other liabilities	265,165
Total liabilities	$12,785,460
Net assets	$508,557,896

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$595,944,786
Total distributable earnings (loss)	(87,386,890)
Net assets	$508,557,896
Shares of beneficial interest outstanding	95,248,540

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,726,895	885,335	$5.34
Class B	62,065	11,608	5.35
Class C	907,000	169,741	5.34
Class I	104,673,101	19,681,233	5.32
Class R1	68,428	12,722	5.38
Class R2	57,616	10,775	5.35
Class R3	179,073	33,411	5.36
Class R4	130,834	24,358	5.37
Class R6	397,752,884	74,419,357	5.34

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $5.58 [100 / 95.75 x $5.34]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$17,044,000
Dividends from affiliated issuers	1,217,436
Other	358
Foreign taxes withheld	(319,921)
Total investment income	$17,941,873
Expenses
Management fee	$1,921,049
Distribution and service fees	12,382
Shareholder servicing costs	71,614
Administrative services fee	41,489
Independent Trustees' compensation	5,323
Custodian fee	152,629
Shareholder communications	8,444
Audit and tax fees	46,458
Legal fees	1,275
Miscellaneous	104,383
Total expenses	$2,365,046
Reduction of expenses by investment adviser	(364,434)
Net expenses	$2,000,612
Net investment income (loss)	$15,941,261

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,992,160)
Affiliated issuers	(3,447)
Futures contracts	(526,599)
Swap agreements	354,448
Forward foreign currency exchange contracts	(1,177,235)
Foreign currency	(37,040)
Net realized gain (loss)	$(3,382,033)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $114 decrease in deferred foreign capital gains tax)	$7,476,326
Affiliated issuers	(1,950)
Futures contracts	368,871
Swap agreements	(899,059)
Forward foreign currency exchange contracts	(608,960)
Translation of assets and liabilities in foreign currencies	(80,759)
Net unrealized gain (loss)	$6,254,469
Net realized and unrealized gain (loss)	$2,872,436
Change in net assets from operations	$18,813,697
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23
Change in net assets
From operations
Net investment income (loss)	$15,941,261	$29,108,238
Net realized gain (loss)	(3,382,033)	(14,822,782)
Net unrealized gain (loss)	6,254,469	38,477,084
Change in net assets from operations	$18,813,697	$52,762,540
Total distributions to shareholders	$(14,493,524)	$(21,411,123)
Change in net assets from fund share transactions	$23,773,420	$29,363,215
Total change in net assets	$28,093,593	$60,714,632
Net assets
At beginning of period	480,464,303	419,749,671
At end of period	$508,557,896	$480,464,303
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$5.28	$4.90	$6.20	$6.34	$6.94	$6.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.25	$0.26	$0.27	$0.33
Net realized and unrealized gain (loss)	0.05	0.30	(1.30)	(0.14)	(0.59)	0.72
Total from investment operations	$0.21	$0.61	$(1.05)	$0.12	$(0.32)	$1.05
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.23)	$(0.09)	$(0.26)	$(0.14)	$(0.18)
From tax return of capital	—	—	(0.16)	—	(0.14)	(0.13)
Total distributions declared to shareholders	$(0.15)	$(0.23)	$(0.25)	$(0.26)	$(0.28)	$(0.31)
Net asset value, end of period (x)	$5.34	$5.28	$4.90	$6.20	$6.34	$6.94
Total return (%) (r)(s)(t)(x)	3.85(n)	12.26	(17.29)	1.75	(4.54)	17.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.24(a)	1.24	1.27	1.36	1.44	1.40
Expenses after expense reductions	1.10(a)	1.11	1.10	1.10	1.10	1.10
Net investment income (loss)	5.87(a)	5.71	4.54	3.90	4.22	5.00
Portfolio turnover	27(n)	69	64	82	78	136
Net assets at end of period (000 omitted)	$4,727	$5,796	$3,398	$3,934	$1,916	$2,350
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$5.28	$4.91	$6.20	$6.35	$6.95	$6.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.27	$0.21	$0.21	$0.23	$0.28
Net realized and unrealized gain (loss)	0.06	0.28	(1.29)	(0.15)	(0.60)	0.73
Total from investment operations	$0.20	$0.55	$(1.08)	$0.06	$(0.37)	$1.01
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.18)	$(0.08)	$(0.21)	$(0.12)	$(0.15)
From tax return of capital	—	—	(0.13)	—	(0.11)	(0.11)
Total distributions declared to shareholders	$(0.13)	$(0.18)	$(0.21)	$(0.21)	$(0.23)	$(0.26)
Net asset value, end of period (x)	$5.35	$5.28	$4.91	$6.20	$6.35	$6.95
Total return (%) (r)(s)(t)(x)	3.66(n)	11.20	(17.76)	0.83	(5.25)	16.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.00(a)	2.00	2.02	2.11	2.19	2.15
Expenses after expense reductions	1.85(a)	1.86	1.85	1.85	1.85	1.85
Net investment income (loss)	5.15(a)	4.96	3.78	3.20	3.48	4.28
Portfolio turnover	27(n)	69	64	82	78	136
Net assets at end of period (000 omitted)	$62	$67	$80	$101	$113	$131
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$5.28	$4.90	$6.20	$6.34	$6.94	$6.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.27	$0.21	$0.21	$0.22	$0.28
Net realized and unrealized gain (loss)	0.05	0.29	(1.30)	(0.14)	(0.59)	0.72
Total from investment operations	$0.19	$0.56	$(1.09)	$0.07	$(0.37)	$1.00
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.18)	$(0.08)	$(0.21)	$(0.12)	$(0.15)
From tax return of capital	—	—	(0.13)	—	(0.11)	(0.11)
Total distributions declared to shareholders	$(0.13)	$(0.18)	$(0.21)	$(0.21)	$(0.23)	$(0.26)
Net asset value, end of period (x)	$5.34	$5.28	$4.90	$6.20	$6.34	$6.94
Total return (%) (r)(s)(t)(x)	3.47(n)	11.43	(17.93)	0.99	(5.26)	16.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.00(a)	1.99	2.02	2.11	2.19	2.15
Expenses after expense reductions	1.85(a)	1.86	1.85	1.85	1.85	1.85
Net investment income (loss)	5.16(a)	4.97	3.78	3.19	3.46	4.18
Portfolio turnover	27(n)	69	64	82	78	136
Net assets at end of period (000 omitted)	$907	$902	$733	$1,003	$1,093	$1,268
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$5.26	$4.88	$6.18	$6.32	$6.92	$6.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.33	$0.26	$0.27	$0.29	$0.35
Net realized and unrealized gain (loss)	0.04	0.29	(1.29)	(0.13)	(0.59)	0.72
Total from investment operations	$0.21	$0.62	$(1.03)	$0.14	$(0.30)	$1.07
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.24)	$(0.10)	$(0.28)	$(0.15)	$(0.19)
From tax return of capital	—	—	(0.17)	—	(0.15)	(0.14)
Total distributions declared to shareholders	$(0.15)	$(0.24)	$(0.27)	$(0.28)	$(0.30)	$(0.33)
Net asset value, end of period (x)	$5.32	$5.26	$4.88	$6.18	$6.32	$6.92
Total return (%) (r)(s)(t)(x)	3.98(n)	12.57	(17.15)	2.00	(4.33)	17.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00(a)	0.99	1.04	1.11	1.18	1.15
Expenses after expense reductions	0.85(a)	0.86	0.85	0.85	0.85	0.85
Net investment income (loss)	6.14(a)	5.96	4.84	4.18	4.48	5.21
Portfolio turnover	27(n)	69	64	82	78	136
Net assets at end of period (000 omitted)	$104,673	$100,571	$49,753	$13,991	$15,055	$24,544
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$5.32	$4.93	$6.24	$6.35	$6.95	$6.21
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.27	$0.21	$0.19	$0.22	$0.29
Net realized and unrealized gain (loss)	0.05	0.31	(1.31)	(0.09)(g)	(0.59)	0.72
Total from investment operations	$0.19	$0.58	$(1.10)	$0.10	$(0.37)	$1.01
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.19)	$(0.08)	$(0.21)	$(0.12)	$(0.16)
From tax return of capital	—	—	(0.13)	—	(0.11)	(0.11)
Total distributions declared to shareholders	$(0.13)	$(0.19)	$(0.21)	$(0.21)	$(0.23)	$(0.27)
Net asset value, end of period (x)	$5.38	$5.32	$4.93	$6.24	$6.35	$6.95
Total return (%) (r)(s)(t)(x)	3.46(n)	11.59	(17.95)	1.47	(5.25)	16.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.99(a)	1.99	2.02	2.09	2.18	2.15
Expenses after expense reductions	1.85(a)	1.86	1.85	1.85	1.85	1.85
Net investment income (loss)	5.16(a)	4.96	3.79	2.91	3.47	4.29
Portfolio turnover	27(n)	69	64	82	78	136
Net assets at end of period (000 omitted)	$68	$66	$59	$58	$58	$61
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$5.28	$4.91	$6.21	$6.35	$6.95	$6.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.30	$0.24	$0.24	$0.26	$0.32
Net realized and unrealized gain (loss)	0.05	0.28	(1.30)	(0.14)	(0.59)	0.73
Total from investment operations	$0.21	$0.58	$(1.06)	$0.10	$(0.33)	$1.05
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.21)	$(0.09)	$(0.24)	$(0.14)	$(0.18)
From tax return of capital	—	—	(0.15)	—	(0.13)	(0.12)
Total distributions declared to shareholders	$(0.14)	$(0.21)	$(0.24)	$(0.24)	$(0.27)	$(0.30)
Net asset value, end of period (x)	$5.35	$5.28	$4.91	$6.21	$6.35	$6.95
Total return (%) (r)(s)(t)(x)	3.92(n)	11.75	(17.47)	1.50	(4.77)	17.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.50(a)	1.49	1.52	1.61	1.68	1.65
Expenses after expense reductions	1.35(a)	1.36	1.35	1.35	1.35	1.35
Net investment income (loss)	5.66(a)	5.46	4.29	3.70	3.97	4.79
Portfolio turnover	27(n)	69	64	82	78	136
Net assets at end of period (000 omitted)	$58	$56	$50	$60	$59	$62
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$5.30	$4.92	$6.22	$6.36	$6.96	$6.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.25	$0.26	$0.27	$0.33
Net realized and unrealized gain (loss)	0.05	0.30	(1.30)	(0.14)	(0.59)	0.72
Total from investment operations	$0.21	$0.61	$(1.05)	$0.12	$(0.32)	$1.05
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.23)	$(0.09)	$(0.26)	$(0.14)	$(0.18)
From tax return of capital	—	—	(0.16)	—	(0.14)	(0.13)
Total distributions declared to shareholders	$(0.15)	$(0.23)	$(0.25)	$(0.26)	$(0.28)	$(0.31)
Net asset value, end of period (x)	$5.36	$5.30	$4.92	$6.22	$6.36	$6.96
Total return (%) (r)(s)(t)(x)	3.85(n)	12.23	(17.22)	1.76	(4.52)	17.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.24(a)	1.24	1.27	1.37	1.44	1.40
Expenses after expense reductions	1.10(a)	1.11	1.10	1.10	1.10	1.10
Net investment income (loss)	5.91(a)	5.72	4.55	3.96	4.21	5.01
Portfolio turnover	27(n)	69	64	82	78	136
Net assets at end of period (000 omitted)	$179	$166	$123	$132	$275	$211
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$5.31	$4.93	$6.23	$6.38	$6.98	$6.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.33	$0.27	$0.28	$0.29	$0.35
Net realized and unrealized gain (loss)	0.05	0.29	(1.30)	(0.15)	(0.59)	0.73
Total from investment operations	$0.22	$0.62	$(1.03)	$0.13	$(0.30)	$1.08
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.24)	$(0.10)	$(0.28)	$(0.15)	$(0.19)
From tax return of capital	—	—	(0.17)	—	(0.15)	(0.14)
Total distributions declared to shareholders	$(0.16)	$(0.24)	$(0.27)	$(0.28)	$(0.30)	$(0.33)
Net asset value, end of period (x)	$5.37	$5.31	$4.93	$6.23	$6.38	$6.98
Total return (%) (r)(s)(t)(x)	3.97(n)	12.49	(16.98)	1.86	(4.25)	17.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00(a)	0.99	1.02	1.11	1.19	1.15
Expenses after expense reductions	0.85(a)	0.86	0.85	0.85	0.85	0.85
Net investment income (loss)	6.15(a)	5.96	4.79	4.19	4.42	5.29
Portfolio turnover	27(n)	69	64	82	78	136
Net assets at end of period (000 omitted)	$131	$126	$109	$127	$122	$64
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$5.28	$4.90	$6.20	$6.34	$6.94	$6.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.33	$0.27	$0.28	$0.30	$0.36
Net realized and unrealized gain (loss)	0.05	0.29	(1.30)	(0.14)	(0.59)	0.72
Total from investment operations	$0.22	$0.62	$(1.03)	$0.14	$(0.29)	$1.08
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.24)	$(0.10)	$(0.28)	$(0.16)	$(0.20)
From tax return of capital	—	—	(0.17)	—	(0.15)	(0.14)
Total distributions declared to shareholders	$(0.16)	$(0.24)	$(0.27)	$(0.28)	$(0.31)	$(0.34)
Net asset value, end of period (x)	$5.34	$5.28	$4.90	$6.20	$6.34	$6.94
Total return (%) (r)(s)(t)(x)	4.03(n)	12.64	(17.00)	2.10	(4.20)	17.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.90(a)	0.90	0.92	1.02	1.08	1.08
Expenses after expense reductions	0.75(a)	0.76	0.76	0.76	0.74	0.78
Net investment income (loss)	6.25(a)	6.06	4.88	4.28	4.57	5.37
Portfolio turnover	27(n)	69	64	82	78	136
Net assets at end of period (000 omitted)	$397,753	$372,715	$365,446	$428,596	$346,556	$317,272

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Emerging Markets Debt Local Currency Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume

Notes to Financial Statements (unaudited) - continued
prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$116,460	$32,550	$—	$149,010
Non - U.S. Sovereign Debt	—	458,904,829	—	458,904,829
Foreign Bonds	—	13,912,418	—	13,912,418
Mutual Funds	20,999,808	—	—	20,999,808
Total	$21,116,268	$472,849,797	$—	$493,966,065
Other Financial Instruments
Futures Contracts – Liabilities	$(481,755)	$—	$—	$(481,755)
Forward Foreign Currency Exchange Contracts – Assets	—	2,094,541	—	2,094,541
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,906,771)	—	(2,906,771)
Swap Agreements – Assets	—	43,247	—	43,247
Swap Agreements – Liabilities	—	(4,506,846)	—	(4,506,846)
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by foreign corporations and/or foreign governments. The principal value of these debt securities is adjusted through income according to changes in an

Notes to Financial Statements (unaudited) - continued
inflation index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange.  The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option Contracts	$149,010	$—
Interest Rate	Futures Contracts	—	(481,755)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	2,094,541	(2,906,771)
Interest Rate	Cleared Swap Agreements	43,247	(4,493,270)
Interest Rate	Uncleared Swap Agreements	—	(13,576)
Total		$2,286,798	$(7,895,372)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(526,599)	$354,448	$—
Foreign Exchange	—	—	(1,177,235)
Total	$(526,599)	$354,448	$(1,177,235)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$368,871	$(899,059)	$—	$—
Foreign Exchange	—	—	(608,960)	—
Equity	—	—	—	(463,497)
Total	$368,871	$(899,059)	$(608,960)	$(463,497)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the

Notes to Financial Statements (unaudited) - continued
credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of April 30, 2024:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(113,081)
Uncleared Swaps, at value	—	(13,576)
Cleared Swap Agreements (a)	—	(399,749)
Forward Foreign Currency Exchange Contracts	2,094,541	(2,906,771)
Purchased Options (a)	149,010	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$2,243,551	$(3,433,177)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	374,063	(602,771)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$1,869,488	$(2,830,406)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap

Notes to Financial Statements (unaudited) - continued
agreements.  This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2024:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$632,313	$(632,313)	$—	$—	$—
BNP Paribas S.A.	1,287	—	—	—	1,287
Brown Brothers Harriman	555	—	—	—	555
Citibank N.A.	278,132	(158,564)	—	—	119,568
Deutsche Bank AG	74,145	(38,127)	—	—	36,018
Goldman Sachs International	591,079	(74,935)	—	(240,000)	276,144
JPMorgan Chase Bank N.A.	195,375	(195,375)	—	—	—
Morgan Stanley Capital Services, Inc.	96,602	(22,923)	(71,616)	(2,063)	—
Total	$1,869,488	$(1,122,237)	$(71,616)	$(242,063)	$433,572

Notes to Financial Statements (unaudited) - continued
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2024:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(1,906,961)	$632,313	$—	$1,170,000	$(104,648)
Citibank N.A.	(158,564)	158,564	—	—	—
Deutsche Bank AG	(38,127)	38,127	—	—	—
Goldman Sachs International	(74,935)	74,935	—	—	—
JPMorgan Chase Bank N.A.	(620,602)	195,375	—	80,000	(345,227)
Merrill Lynch International	(8,294)	—	—	—	(8,294)
Morgan Stanley Capital Services, Inc.	(22,923)	22,923	—	—	—
Total	$(2,830,406)	$1,122,237	$—	$1,250,000	$(458,169)
(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement

Notes to Financial Statements (unaudited) - continued
between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master

Notes to Financial Statements (unaudited) - continued
Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,

Notes to Financial Statements (unaudited) - continued
the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/23
Ordinary income (including any short-term capital gains)	$21,411,123
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/24
Cost of investments	$517,512,565
Gross appreciation	5,493,923
Gross depreciation	(29,040,423)
Net unrealized appreciation (depreciation)	$(23,546,500)
As of 10/31/23
Undistributed ordinary income	3,870,556
Capital loss carryforwards	(57,873,088)
Other temporary differences	(2,415,218)
Net unrealized appreciation (depreciation)	(35,289,313)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) - continued
As of October 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(26,974,198)
Long-Term	(30,898,890)
Total	$(57,873,088)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/24	Year ended 10/31/23
Class A	$142,121	$203,926
Class B	1,513	2,802
Class C	21,602	29,513
Class I	3,002,735	3,852,758
Class R1	1,608	2,267
Class R2	1,500	2,179
Class R3	4,787	6,548
Class R4	3,747	5,402
Class R6	11,313,911	17,305,728
Total	$14,493,524	$21,411,123
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2025. For the six months ended April 30, 2024, this management fee reduction amounted to $33,228, which is

Notes to Financial Statements (unaudited) - continued
included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2024 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.10%	1.85%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.78%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2025. For the six months ended April 30, 2024, this reduction amounted to $331,206, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $135 for the six months ended April 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 6,625
Class B	0.75%	0.25%	1.00%	1.00%	328
Class C	0.75%	0.25%	1.00%	1.00%	4,706
Class R1	0.75%	0.25%	1.00%	1.00%	351
Class R2	0.25%	0.25%	0.50%	0.50%	148
Class R3	—	0.25%	0.25%	0.25%	224
Total Distribution and Service Fees					$12,382
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2024 based on each class's average daily net assets. MFD has

Notes to Financial Statements (unaudited) - continued
voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended April 30, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended April 30, 2024.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2024, the fee was $2,524, which equated to 0.0010% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $69,090.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2024 was equivalent to an annual effective rate of 0.0162% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At April 30, 2024, MFS held 100% of the outstanding shares of Class R1 and Class R2, and approximately 89% of the outstanding shares of Class B.
(4) Portfolio Securities
For the six months ended April 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $140,794,893 and $123,303,062, respectively.

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	569,527	$3,155,387	1,284,538	$7,171,299
Class B	—	—	79	438
Class C	12,491	69,611	30,179	169,324
Class I	4,099,318	22,612,245	14,849,019	80,812,419
Class R3	1,268	7,094	5,179	28,709
Class R4	164	914	1,188	6,540
Class R6	3,511,885	19,627,411	2,835,971	15,658,521
	8,194,653	$45,472,662	19,006,153	$103,847,250
Shares issued to shareholders in reinvestment of distributions
Class A	25,191	$140,557	36,673	$201,586
Class B	268	1,494	421	2,317
Class C	3,871	21,602	5,373	29,513
Class I	540,911	3,001,980	702,588	3,847,892
Class R1	286	1,608	411	2,267
Class R2	269	1,500	397	2,179
Class R3	855	4,787	1,188	6,548
Class R4	668	3,747	979	5,402
Class R6	2,002,060	11,168,849	3,113,092	17,098,093
	2,574,379	$14,346,124	3,861,122	$21,195,797
Shares reacquired
Class A	(807,401)	$(4,490,003)	(916,333)	$(5,059,937)
Class B	(1,417)	(8,031)	(4,012)	(23,413)
Class C	(17,319)	(96,425)	(14,259)	(77,844)
Class I	(4,092,075)	(22,213,986)	(6,612,938)	(36,488,741)
Class R3	(26)	(145)	(98)	(524)
Class R4	(222)	(1,260)	(547)	(3,040)
Class R6	(1,654,285)	(9,235,516)	(9,914,469)	(54,026,333)
	(6,572,745)	$(36,045,366)	(17,462,656)	$(95,679,832)

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	(212,683)	$(1,194,059)	404,878	$2,312,948
Class B	(1,149)	(6,537)	(3,512)	(20,658)
Class C	(957)	(5,212)	21,293	120,993
Class I	548,154	3,400,239	8,938,669	48,171,570
Class R1	286	1,608	411	2,267
Class R2	269	1,500	397	2,179
Class R3	2,097	11,736	6,269	34,733
Class R4	610	3,401	1,620	8,902
Class R6	3,859,660	21,560,744	(3,965,406)	(21,269,719)
	4,196,287	$23,773,420	5,404,619	$29,363,215
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2035 Fund, and the MFS Lifetime Income Fund were the owners of record of approximately 25%, 24%, 15%, 3%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund and the MFS Lifetime 2045 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2024, the fund’s commitment fee and interest expense were $1,272 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$24,854,062	$88,869,656	$92,718,513	$(3,447)	$(1,950)	$20,999,808

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,217,436	$—

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2024 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2023 to December 31, 2023 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Shareholder Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph

(b)of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not Applicable.

ITEM 14. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto as EX-99.COE.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant’s independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: June 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: June 14, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer) Date: June 14, 2024

* Print name and title of each signing officer under his or her signature.